Property, plant and equipment	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Property, plant and equipment

7. Property, plant and equipment

The Company’s property, plant and equipment is broken down as follows:

	Buildings	Equipment	Vehicles	Computer	Total
	$	$	$	$	$
COST
As of December 31, 2024	3,078,725	18,902,656	277,802	821,743	23,080,926
Addition	—	96,447	158,510	—	254,957
Recovery	—	79,750	—	—	79,750
Disposal	—	(79,750)	—	—	(79,750)
Sale of Mineral Ridge (Note 5)	(2,591,443)	(17,519,650)	(226,202)	(780,982)	(21,118,277)
As of December 31, 2025	487,282	1,479,453	210,110	40,761	2,217,606
Addition	—	201,958	—	—	201,958
Disposal	—	(550,100)	—	—	(550,100)
As of June 30, 2026	487,282	1,131,311	210,110	40,761	1,869,464

ACCUMULATED DEPRECIATION
As of December 31, 2024	(2,724,525)	(14,823,276)	(277,802)	(821,743)	(18,647,346)
Addition	(2,260)	(220,400)	(31,702)	—	(254,362)
Sale of Mineral Ridge (Note 5)	2,248,543	14,576,870	226,202	780,982	17,832,597
As of December 31, 2025	(478,242)	(466,806)	(83,302)	(40,761)	(1,069,111)
Addition	(1,130)	(86,633)	(15,852)	—	(103,615)
Disposal	—	110,020	—	—	110,200
As of June 30, 2026	(479,372)	(443,419)	(99,154)	(40,761)	(1,062,706)

Net book value as of June 30, 2026	7,910	687,892	110,956	—	806,758
Net book value as of December 31, 2025	9,040	1,012,647	126,808	—	1,148,495

During the year ended December 31, 2025, the Company purchased $254,957 of equipment and vehicle, and sold equipment with a net book value of $Nil for gross proceeds of $79,750, and accordingly recorded a gain on sale of $79,750.

On August 25, 2025, the Company disposed Mineral Ridge (Note 5) which holds property, plant and equipment with a net book value of $3,285,680.

During the six months ended June 30, 2026, the Company purchased $201,958 of equipment and vehicle, and sold equipment with a net book value of $29,600 for gross proceeds of $14,000. The Company also disposed mill assets with a net book value of $410,480 for gross proceeds of $560,413. Accordingly, the Company recorded a gain on sale of $120,333.

Sales of Mill

In February 2026, the Company’s wholly-owned subsidiary, Goldwedge, entered into an asset purchase agreement (the "Agreement") with Manhattan Metals Corp. ("Manhattan Metals") pursuant to which Goldwedge has agreed to sell the assets comprising its Manhattan Mill (the "Mill") in Nye County, Nevada (the "Sale Transaction").

The Manhattan Mill is a permitted mineral processing facility located on patented mining claims in the historic Manhattan mining district of Nye County, Nevada.

Pursuant to the Agreement, in exchange for $560,413 in cash (C$750,000 received), Goldwedge has agreed to sell to Manhattan Metals the assets comprising the Mill. In connection with the sale, Manhattan Metals has been granted the right to relocate the Mill to a site of its choosing within 15 months of the closing of the Sale Transaction on May 14, 2026.

This Sale Transaction is an at arm’s length as William Sheriff, a director of the Company, is also a director of Manhattan Metals. However, this transaction is not considered as a related party transaction.